INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Text Block]
NOTE 5.            INCOME TAXES

Deferred income taxes arise from the temporary differences between financial statement and income tax recognition of net operating losses. These loss carryovers are limited under the Internal Revenue Code should a significant change in ownership occur.

At December 31, 2011 and 2010, after the spinoff of its subsidiary the Company had net operating loss carry forwards of $136,600 and $106,000 respectively, which begin to expire in 2026. The deferred tax asset of $46,400 and $36,000 respectively created by the net operating loss has been offset by a 100% valuation allowance. The change in the valuation allowance in 2011 and 2010 was $10,400 and $5,000 respectively.

The Company’s income tax filings are subject to audit by various taxing authorities. The Company’s open audit periods are 2008, 2009, and 2010, although, the statute of limitations for the 2008 tax year will expire effective March 15, 2011. In evaluating the Company’s provisions and accruals, future taxable income, and reversal of temporary differences, interpretations and tax planning strategies are considered. The Company believes its estimates are appropriate based on current facts and circumstances.